Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties [Abstract]
Schedule Of Related Party Transactions
	Six Months Ended June 30,
	2012	2013
A(i) - Charter hire commissions	$398,276	$462,413
A(iii) - Management fees	$1,038,586	$1,360,512
A(v) – Superintendent fees (included in Vessels operating expenses – related party)	$110,461	$461,332
A(v) – Superintendent fees (included in Dry-docking expenses – related party)	$83,039	$41,094
B - Administrative fees (included in General and administrative expenses – related party)	$17,394	$17,447
C – Executive services fees (included in General and administrative expenses – related party)	$900,000	$1,100,000
D – Financial, accounting and financial reporting services fee (included in General and administrative expenses – related party)	$-	$295,897